INCOME TAXES (Details 2) - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Deferred tax assets:
Allowance for loan losses			$ 6,754,648	$ 6,923,146
Stock-based compensation			494,663	602,588
Non-accrual interest			82,232	230,678
Deferred compensation			1,395,101	1,348,097
Equity investments			83,224	149,530
Unrealized losses on securities available for sale				16,064
Capital loss carryforwards			144,082	144,082
Other				314,943
Gross deferred tax assets			8,953,950	9,729,128
Less: Valuation allowance	$ 144,082	$ 144,082	177,289	144,082
Deferred tax assets, net of valuation allowance			8,776,661	9,585,046
Deferred tax liabilities:
FHLB stock dividends			152,311	152,311
Premises and equipment			216,941	417,730
Unrealized gains on securities available for sale			1,964
Other			13,828	16,161
Gross deferred tax liabilities			385,044	586,202
Net deferred tax assets			$ 8,391,617	$ 8,998,844
Deferred tax valuation allowance:
Balance, beginning of year	144,082
Increase in deferred tax asset valuation allowance charged to provision for income taxes	33,207	144,082
Balance, end of year	$ 177,289	$ 144,082